Disposition of Feng Hui (Details) - Schedule of reconciliation of assets and liabilities held for sale consolidated balance sheet	Nov. 22, 2019 USD ($)
Carrying amounts of major classes of assets held for sale:
Cash	$ 12,397
Loan receivable, net	1,557,568
Other assets	23,914
Total assets of disposal group classified as held for sale	1,593,879
Carrying amounts of major classes of liabilities held for sale:
Loans	36,221,099
Other current liabilities	20,611,079
Income tax payable	769,346
Liabilities directly associated with the assets classified as held for sale	$ 57,601,524